SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2024 shares Segment $ / shares	Dec. 31, 2023 shares Segment $ / shares	Dec. 31, 2022 shares Segment $ / shares
IfrsStatementLineItems [Line Items]
Exercised | shares		667,500
Remaining life in years	5 years	5 years
Number of december two thousand twenty three warrants [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance outstanding at December 31, 2023	2,884,616
Granted		2,884,616
Exercised
Cancelled
Ending Balance outstanding at December 31, 2022	184,314	2,884,616
Exercise price at December 31, 2024 | $ / shares	$ 4.32
Remaining life in years	3 years 11 months 19 days
Cancelled
Number of december two thousand twenty three warrants [Member] | March two thousand twenty four reserve split [Member]
IfrsStatementLineItems [Line Items]
Exercised
Adjustment following the 2024 reverse split	(1,785,151)
Number of december two thousand twenty three warrants [Member] | August two thousand twenty four reserve split [Member]
IfrsStatementLineItems [Line Items]
Exercised
Adjustment following the 2024 reverse split	(916,051)
Number of series a warrants [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance outstanding at December 31, 2023
Granted	134,166.665
Exercised
Cancelled
Ending Balance outstanding at December 31, 2022	7,546
Exercise price at December 31, 2024 | $ / shares	$ 7.95
Remaining life in years	1 year 8 months 12 days
Cancelled
Number of series a warrants [Member] | March two thousand twenty four reserve split [Member]
IfrsStatementLineItems [Line Items]
Exercised	(7,020,384)
Adjustment following the 2024 reverse split	(127,101,046)
Number of series a warrants [Member] | August two thousand twenty four reserve split [Member]
IfrsStatementLineItems [Line Items]
Exercised
Adjustment following the 2024 reverse split	(37,689)
Number of series b warrants [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance outstanding at December 31, 2023
Granted	268,333,330
Exercised
Cancelled
Ending Balance outstanding at December 31, 2022	3,312,582
Exercise price at December 31, 2024 | $ / shares	$ 4.89
Remaining life in years	4 years 2 months 12 days
Cancelled
Number of series b warrants [Member] | Number of december two thousand twenty three warrants [Member]
IfrsStatementLineItems [Line Items]
Exercised	(172,766)
Adjustment following the 2024 reverse split	(248,271,760)
Number of series b warrants [Member] | August two thousand twenty four reserve split [Member]
IfrsStatementLineItems [Line Items]
Exercised	(5,299)
Adjustment following the 2024 reverse split	(16,570,923)
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning Balance outstanding at December 31, 2023 | shares		400,000	400,000
Granted | shares
Exercised | shares
Cancelled | shares		400,000
Ending Balance outstanding at December 31, 2022 | shares			400,000
Weighted average exercise price outstanding at December 31, 2023 | $ / shares		$ 1.30	$ 1.30
Weighted average exercise price granted | $ / shares
Weighted average exercise price exercised | $ / shares
Weighted average exercise price cancelled | $ / shares		$ 1.30
Cancelled | shares		(400,000)
Weighted average exercise price ending outstanding at December 31, 2022 | $ / shares			$ 1.30